Description of the Business (Details) - CAD ($) $ in Millions												12 Months Ended
	Nov. 29, 2022	Nov. 03, 2021	Dec. 17, 2020	Nov. 09, 2020	Nov. 03, 2020	Jul. 16, 2020	Jan. 16, 2020	Dec. 19, 2019	Jun. 11, 2019	May 01, 2018	Oct. 13, 2016	Dec. 31, 2022	Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership, percentage												100.00%	100.00%
Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Disposition period (in years)			2 years
Hydro One Sault Ste. Marie LP [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Deferred rebasing period (in years)											10 years
2020 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement						$ 1,630
Distribution revenue requirement									$ 1,532
2020 Approved Revenue Requirement [Member] | B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement							$ 33
2020 Approved Revenue Requirement [Member] | Niagara Reinforcement Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement								$ 9
2021 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement						1,701
Distribution revenue requirement									1,578
2022 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement						$ 1,772
Distribution revenue requirement									1,624
2023 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement	$ 1,952
Distribution revenue requirement	1,727
2024 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement	2,073
Distribution revenue requirement	1,813
2025 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement	2,168
Distribution revenue requirement	1,886
2026 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement	2,277
Distribution revenue requirement	1,985
2027 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement	2,362
Distribution revenue requirement	$ 2,071
2018 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement									1,459	$ 54
2019 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement									$ 1,498
2020 Electrical Distribution Rates [Member] | Hydro One Remote Communities [Member] | OEB [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Proposed increase to base rate		2.20%		2.20%	2.00%							3.30%
B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in related party (as a percent)												66.00%
Niagara Reinforcement Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in related party (as a percent)												55.00%
Province [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership, percentage												47.20%	47.20%